SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2012
SUBSEQUENT EVENTS

24. SUBSEQUENT EVENTS

(a) Warrants granted to an external consultant

On December 28, 2012, the Company entered into a financial advisory agreement (“Financial Advisory Agreement”) with an external consultant (the “Consultant”). Pursuant to the Financial Advisory Agreement, upon the execution of the agreement, the Company shall issue to the Consultant 500,000 warrants (the “Warrants”) and each of which will provide to the Consultant the right to purchase one outstanding ADS of the Company (“Warrant Shares”) at an exercise price of $8.50 per ADS during a period of five years beginning on the issuance date.

On February 7, 2013, a warrant agreement (the “Warrant Agreement”) was signed and the key terms of the Warrants were mutually agreed by the Company and the Consultant. Pursuant to the Warrant Agreement, the Consultant may exercise, in whole or in part (i) the purchase rights for 250,000 Warrants at any time and from time to time after February 7, 2013 and (ii) the purchase right for the remaining 250,000 Warrants at any time and from time to time after December 31, 2013 to and including the date that is five years from February 7, 2013. If the Financial Advisory Agreement is terminated prior to December 31, 2013, the Company may, at its sole discretion, cancel the second batch of the 250,000 Warrants.

(b) Share based payment

On February 8, 2013, the Company granted share options under the 2011 Share Option Scheme to purchase 2,539,495 and 200,000 ordinary shares of the Company to an employee of the Company and a non-employee, respectively, at an exercise price of US$0.605 per share with a contractual life of five years. These options are vested upon the achievement of certain predetermined performance targets by Kechuang Qudong Digital (Shenzhen) Co., Ltd., a wholly-owned subsidiary of C&V HK, which has been set up in March 2013. There is also a service condition attached to the vesting of these share options.

On February 8, 2013, the Company granted share options to purchase 970,100 ADS and 60,000 ADS of the Company to its employees and an external consultant, respectively, at an exercise price of US$6.50 per ADS with a contractual life of five years. 25% of these options are vested and become exercisable by each grantee on the first anniversary of the grant date and the remaining 75% of the share options are vested and become exercisable by each grantee in 12 equal quarterly tranches beginning one calendar quarter after the first anniversary of the grant date. There is a service condition attached to the vesting of these share options.